DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) GWh MMBTU	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GWh	Dec. 31, 2023 MMBTU
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 71,646	$ 84,119
Gains (losses) on cash flow hedges, before tax	(17)	(754)
Ineffective Portion	7	(12)
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	47,408	45,979
Gains (losses) on hedges of net investments in foreign operations, before tax	2,814	(1,200)
Ineffective Portion	0	0
Cash flow hedges and hedges of net investment in foreign operations [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	119,054	130,098
Gain (loss) on hedge effectiveness recognised in other comprehensive income	2,797	(1,954)
Ineffective Portion	$ 7	(12)
Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	173,523		98,345
Energy commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	131,526		28,952
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives	110,828,000		144,104,000	144,104,000
Natural gas commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	69,082,000			49,386,000
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 97,961	$ 124,265